Shareholders' equity - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Shareholders' equity
Dividend declared per share	$ 0.30	$ 0.26	$ 0.56	$ 0.51
Cash dividends	$ 45.2	$ 39.8	$ 87.0	$ 76.0
DRIP dividends	11.4	10.1	19.5	21.0
Dividends declared	$ (56.6)	$ (49.9)	$ (106.5)	$ (97.0)